SHARE- BASED COMPENSATION (Schedule of Share Options Outstanding) (Details)	12 Months Ended
Dec. 31, 2021 Shares $ / shares
0.54 - 1.80 [Member]
Disclosure of number and weighted average remaining contractual life of outstanding share options [line items]
Number of options outstanding | Shares	872,927
Weighted average remaining contractual life (in Yrs.)	7 years 9 months 14 days
Weighted average exercise price | $ / shares	$ 1.36
1.84 - 3.40 [Member]
Disclosure of number and weighted average remaining contractual life of outstanding share options [line items]
Number of options outstanding | Shares	1,132,750
Weighted average remaining contractual life (in Yrs.)	8 years 11 months 4 days
Weighted average exercise price | $ / shares	$ 2.69
3.43 - 4.98 [Member]
Disclosure of number and weighted average remaining contractual life of outstanding share options [line items]
Number of options outstanding | Shares	359,373
Weighted average remaining contractual life (in Yrs.)	6 years 6 months 29 days
Weighted average exercise price | $ / shares	$ 3.83
5.73 -8.03 [Member]
Disclosure of number and weighted average remaining contractual life of outstanding share options [line items]
Number of options outstanding | Shares	939,400
Weighted average remaining contractual life (in Yrs.)	4 years 29 days
Weighted average exercise price | $ / shares	$ 6.05
8.49 - 10.77 [Member]
Disclosure of number and weighted average remaining contractual life of outstanding share options [line items]
Number of options outstanding | Shares	228,000
Weighted average remaining contractual life (in Yrs.)	2 years 4 months 24 days
Weighted average exercise price | $ / shares	$ 9.41
12.14 - 22.85 [Member]
Disclosure of number and weighted average remaining contractual life of outstanding share options [line items]
Number of options outstanding | Shares	701,500
Weighted average remaining contractual life (in Yrs.)	2 years 1 month 6 days
Weighted average exercise price | $ / shares	$ 14.30
Total [Member]
Disclosure of number and weighted average remaining contractual life of outstanding share options [line items]
Number of options outstanding | Shares	4,233,950
Weighted average remaining contractual life (in Yrs.)	5 years 11 months 8 days
Weighted average exercise price | $ / shares	$ 5.54